Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, we provide the following disclosure regarding executive compensation and Company performance for the fiscal years listed below. The HR Committee did not consider this pay versus performance disclosure or the “compensation actually paid” amounts below in making its pay decisions for any of the fiscal years shown.

					Average Summary Compensation	Average	Value of Initial Fixed $100 Investment (3)
Year	Summary Compensation Table Total for Dr. Sutaria ($) (1)	Summary Compensation Table Total for Mr. Rittenmeyer ($) (1)	Compensation Actually Paid to Dr. Sutaria ($) (1)(2)	Compensation Actually Paid to Mr. Rittenmeyer ($) (1)(2)	Table Total for Non-PEO NEOs ($) (1)	Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Company TSR ($)	Peer Group TSR ($)	Net Income ($MM) (4)	Adjusted EBITDA ($MM) (5)

2025	43,108,969	—	149,381,157	—	7,765,674	15,831,784	497.67	148.36	2,367	4,566

2024	24,661,553	—	88,894,676	—	4,764,010	11,098,143	316.13	129.46	4,064	3,995

2023	18,518,109	—	63,876,884	—	4,661,937	9,805,274	189.26	126.21	1,311	3,541

2022	11,047,128	—	(9,106,588)	—	6,921,122	1,325,894	122.19	123.67	1,001	3,469

2021	21,153,672	18,666,160	50,394,322	34,148,681	4,786,880	11,458,403	204.58	126.13	1,476	3,483

(1)
Ron Rittenmeyer served as our principal executive officer (PEO) during 2021 until he was succeeded by Dr. Sutaria on September 1, 2021, who served as our PEO for the remainder of 2021 and for 2022 through 2025. The
Non-PEO
NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2024 and 2025, Messrs. Park and Arnst and Mses. Arbour and Foo; (ii) for fiscal 2023, Mr. Arnst, Mses. Arbour and Foo, and Dan Cancelmi, our former Executive Vice President and Chief Financial Officer; (iii) for fiscal 2022, Messrs. Rittenmeyer, Cancelmi and Arnst and Mses. Arbour and Foo; and (iv) for fiscal 2021, Messrs. Cancelmi and Arnst, Ms. Arbour and Audrey Andrews, our former Executive Vice President and General Counsel.

(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by the Company’s NEOs. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid	Dr. Sutaria 2025	Average Non- PEO NEOs 2025

Summary Compensation Table Total	43,108,969	7,765,674

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(31,677,365)	(2,809,783)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	88,979,631	6,056,338

Plus, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	39,911,004	4,531,009

Plus, fair value as of the vesting date of equity awards granted and vested in the year	2,586,540	—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	6,472,378	288,546

Compensation Actually Paid	149,381,157	15,831,784

(3)
Amounts in these columns assume $100 was invested for the cumulative period from December 31, 2020 through the end of the listed fiscal year, in either the Company’s common stock or the S&P 500 Health Care Index (the Company’s peer group), as applicable, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)	Reflects the Company’s net income, as reported in the Company’s Annual Report on Form 10-K for each of Fiscal Years 2025, 2024, 2023, 2022 and 2021.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2025, 2024 and 2023. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important measure in future years. Adjusted EBITDA, a non-GAAP
measure, is defined in Appendix A, and reconciliations of this non-GAAP
financial measure to the most directly comparable GAAP measure may be found in the Company’s Annual Report on Form
10-K
for each of Fiscal Years 2025, 2024, 2023, 2022 and 2021.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Ron Rittenmeyer served as our principal executive officer (PEO) during 2021 until he was succeeded by Dr. Sutaria on September 1, 2021, who served as our PEO for the remainder of 2021 and for 2022 through 2025. The
Non-PEO
			NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2024 and 2025, Messrs. Park and Arnst and Mses. Arbour and Foo; (ii) for fiscal 2023, Mr. Arnst, Mses. Arbour and Foo, and Dan Cancelmi, our former Executive Vice President and Chief Financial Officer; (iii) for fiscal 2022, Messrs. Rittenmeyer, Cancelmi and Arnst and Mses. Arbour and Foo; and (iv) for fiscal 2021, Messrs. Cancelmi and Arnst, Ms. Arbour and Audrey Andrews, our former Executive Vice President and General Counsel.
Peer Group Issuers, Footnote	Amounts in these columns assume $100 was invested for the cumulative period from December 31, 2020 through the end of the listed fiscal year, in either the Company’s common stock or the S&P 500 Health Care Index (the Company’s peer group), as applicable, and reinvestment of the pre-tax
			value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid	Dr. Sutaria 2025	Average Non- PEO NEOs 2025

Summary Compensation Table Total	43,108,969	7,765,674

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(31,677,365)	(2,809,783)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	88,979,631	6,056,338

Plus, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	39,911,004	4,531,009

Plus, fair value as of the vesting date of equity awards granted and vested in the year	2,586,540	—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	6,472,378	288,546

Compensation Actually Paid	149,381,157	15,831,784

Non-PEO NEO Average Total Compensation Amount			$ 7,765,674	$ 4,764,010	$ 4,661,937	$ 6,921,122	$ 4,786,880
Non-PEO NEO Average Compensation Actually Paid Amount			$ 15,831,784	11,098,143	9,805,274	1,325,894	11,458,403
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid	Dr. Sutaria 2025	Average Non- PEO NEOs 2025

Summary Compensation Table Total	43,108,969	7,765,674

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(31,677,365)	(2,809,783)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	88,979,631	6,056,338

Plus, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	39,911,004	4,531,009

Plus, fair value as of the vesting date of equity awards granted and vested in the year	2,586,540	—

Plus, change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	6,472,378	288,546

Compensation Actually Paid	149,381,157	15,831,784

Compensation Actually Paid vs. Total Shareholder Return			Company vs Peer Group TSR and Compensation Actually Paid vs Company TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Company vs Peer Group TSR and Compensation Actually Paid vs Company TSR
Tabular List, Table
Financial Performance Measures
The following list presents the financial performance measures that the Company has determined represent the most important in linking “Compensation Actually Paid” to our PEO and the other NEOs for 2025 to Company performance. These measures are not ranked.

•	Adjusted EBITDA;

•	Adjusted Free Cash Flow less cash distributions paid to noncontrolling interests as reflected on the Company’s consolidated statements of cash flows; and

•	Adjusted EPS.

Total Shareholder Return Amount			$ 497.67	316.13	189.26	122.19	204.58
Peer Group Total Shareholder Return Amount			148.36	129.46	126.21	123.67	126.13
Net Income (Loss)			$ 2,367,000,000	$ 4,064,000,000	$ 1,311,000,000	$ 1,001,000,000	$ 1,476,000,000
Company Selected Measure Amount			4,566,000,000	3,995,000,000	3,541,000,000	3,469,000,000	3,483,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, a
non-GAAP
measure, is defined in Appendix A, and reconciliations of this non-GAAP
financial measure to the most directly comparable GAAP measure may be found in the Company’s Annual Report on Form
10-K
			for each of Fiscal Years 2025, 2024, 2023, 2022 and 2021.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow less cash distributions paid to noncontrolling interests as reflected on the Company’s consolidated statements of cash flows
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EPS
Dr. Sutaria [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 43,108,969	$ 24,661,553	$ 18,518,109	$ 11,047,128	$ 21,153,672
PEO Actually Paid Compensation Amount			$ 149,381,157	$ 88,894,676	$ 63,876,884	$ (9,106,588)	50,394,322
PEO Name	Dr. Sutaria		Dr. Sutaria	Dr. Sutaria	Dr. Sutaria	Dr. Sutaria
Mr. Rittenmeyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							18,666,160
PEO Actually Paid Compensation Amount							$ 34,148,681
PEO Name		Ron Rittenmeyer
PEO | Dr. Sutaria [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (31,677,365)
PEO | Dr. Sutaria [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			88,979,631
PEO | Dr. Sutaria [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			39,911,004
PEO | Dr. Sutaria [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,586,540
PEO | Dr. Sutaria [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,472,378
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,809,783)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,056,338
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,531,009
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 288,546